Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000170903 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170903 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170903 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170903 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000170903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170903 | France
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000170903 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000170903 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000170903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000170903 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000170903 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170903 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170903 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029565 | Goldman Sachs Tri Party DFR_99VDKE008_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029565 | JP Morgan Sec Llc Tpr D Tri Party Repo DFR_930PNG000_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029565 | Australia and New Zealand BankFR_ATD1TCHA3_4.340000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029565 | Citibank N.A.FR_ATD1TCHJ4_4.370000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | KBC Bank NVFR_ATD1TCCN0_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Royal Bank of CanadaFR_ATD1TCG22_4.350000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Canadian Imperial Bank of CommFR_ATD1TCGN6_4.330000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Barclays Bank PLC US Tri DFR_926SGL007_4.470000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Goldman Sachs Tri Party AFR_99VDJN000_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Bank of America Merrill Lynch Tri Party BB2FR_99VDMV008_4.400000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029565 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000029565 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029565 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029565 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029565 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029565 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055942 | U.S. Treasury BillsFR_912797MX2_0.010000_2025-01-14
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000055942 | U.S. Treasury BillsFR_912797MY0_0.010000_2025-01-21
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055942 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055942 | U.S. Treasury BillsFR_912797LZ8_0.010000_2025-01-30
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055942 | U.S. Treasury BillsFR_912797MW4_0.010000_2025-01-07
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055942 | U.S. Treasury BillsFR_912797NF0_0.010000_2025-02-04
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055942 | U.S. Treasury BillsFR_912797MT1_0.000000_2025-03-13
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055942 | U.S. Treasury BillsFR_912797MJ3_0.010000_2025-02-06
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.475718_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055942 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055942 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000055942 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000055942 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000055942 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000055942 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.457718_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055943 | FICCBA Tri Party RepoFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055943 | FICCJP Tri Party RepoFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055943 | Federal Reserve Band NY Tri PartyFR_984CCH004_4.250000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055943 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.480718_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055943 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055943 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055943 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055943 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055943 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000055943 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000055943 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055943 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055943 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000055943 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000029566 | U.S. Treasury BillsFR_912797MZ7_0.010000_2025-01-28
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029566 | FICCUB Bi Party RepoFR_944DQXII3_4.480000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029566 | U.S. Treasury BillsFR_912797LX3_0.010000_2025-01-09
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029566 | U.S. Treasury BillsFR_912797NJ2_0.010000_2025-02-25
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029566 | U.S. Treasury BillsFR_912797JR9_0.010000_2025-01-23
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029566 | U.S. Treasury BillsFR_912797LY1_0.010000_2025-01-16
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029566 | FICCBA Tri Party Repo AFR_942NHH006_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029566 | FICCJP Tri Party Repo AFR_952JMUII9_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000029566 | FICCRP Tri Party Repo AFR_934QYA005_4.450000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000029566 | Wells Fargo Bank NA DFR_930RFC004_4.460000_2025-01-02
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029566 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000029566 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000029566 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029566 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029566 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000029566 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	13.20%